                                       '96
--------------------------------------------------------------------------------

Nationwide(R) VA Separate Account - B
December 31, 1996



[GRAPHIC]
THE BEST OF AMERICA(R)


                                                           ANNUAL REPORT

AMERICA'S

EXCLUSIVE

ANNUITY(SM)

--------------------------------------------------------------------------------


                                                  [NATIONWIDE LOGO]

                                   Nationwide Life and Annuity Insurance Company Home Office: Columbus, Ohio

                                [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                              [PHOTO OF PRESIDENT]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide VA Separate Account-B.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.


                            /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1996


ASSETS:
Investments at market value:
   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      22,475 shares (cost $461,821) ..............................   $   451,523

   Dreyfus Stock Index Fund (DryStkIx)
      145,638 shares (cost $2,912,479) ...........................     2,953,547

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      522,646 shares (cost $10,282,309) ..........................    10,991,255

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      405,339 shares (cost $12,515,252) ..........................    12,622,269

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      471,267 shares (cost $5,771,718) ...........................     5,900,268

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      76,436 shares (cost $1,370,463) ............................     1,440,045

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      66,425 shares (cost $1,060,690) ............................     1,124,582

   Fidelity VIP-II  - Contrafund Portfolio (FidVIPCon)
      468,227 shares (cost $7,387,625) ...........................     7,753,842

   Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      117,920 shares (cost $1,922,166) ...........................     1,919,737

   Nationwide SAT - Government Bond Fund (NSATGvtBd)
      118,335 shares (cost $1,290,642) ...........................     1,306,420

   Nationwide SAT - Money Market Fund (NSATMyMkt)
      10,277,985 shares (cost $10,277,985) .......................    10,277,985

   Nationwide SAT - Small Company Fund (NSATSmCo)
      104,407 shares (cost $1,434,104) ...........................     1,450,211

   Nationwide SAT - Total Return Fund (NSATTotRe)
      78,782 shares (cost $1,011,248) ............................     1,045,432

   Neuberger & Berman - Growth Portfolio (NBAMTGro)
      23,647 shares (cost $594,000) ..............................       609,609

   Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
      289,563 shares (cost $3,959,347) ...........................     4,068,367

   Neuberger & Berman - Partners Portfolio (NBAMTPart)
      291,016 shares (cost $4,604,615) ...........................     4,795,946

   Oppenheimer - Bond Fund (OppBdFd)
      183,493 shares (cost $2,130,162) ...........................     2,134,021


      Oppenheimer - Global Securities Fund (OppGlSec)
         73,250 shares (cost $1,212,117) ..................................     1,291,396

      Oppenheimer - Multiple Strategies Fund (OppMult)
         28,609 shares (cost $435,353) ....................................       447,154

      Strong Special Fund II, Inc. (StSpec2)
         361,822 shares (cost $6,803,040) .................................     6,961,452

      Strong VIF - Strong Discovery Fund II (StDisc2)
         75,593 shares (cost $796,573) ....................................       816,409

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         201,863 shares (cost $2,264,287) .................................     2,266,927

      TCI Portfolios - TCI Balanced (TCIBal)
         69,775 shares (cost $509,056) ....................................       526,105

      TCI Portfolios - TCI Growth (TCIGro)
         118,671 shares (cost $1,277,993) .................................     1,215,196

      TCI Portfolios - TCI International (TCIInt)
         195,257 shares (cost $1,105,902) .................................     1,163,732

      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         42,877 shares (cost $698,026) ....................................       716,912

      Van Eck - Worldwide Bond Fund (VEWrldBd)
         69,765 shares (cost $758,062) ....................................       774,393

      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         605 shares (cost $7,500) .........................................         7,561

      Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         119,102 shares (cost $1,579,015) .................................     1,760,335

      Warburg Pincus - International Equity Portfolio (WPIntEq)
         356,487 shares (cost $4,077,193) .................................     4,092,473

      Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap)
         756 shares (cost $7,300) .........................................         7,383

      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         330,291 shares (cost $4,586,521) .................................     4,706,652
                                                                              -----------
         Total investments ................................................    97,599,139

   Accounts receivable ....................................................         2,557
                                                                              -----------
         Total assets .....................................................    97,601,696

ACCOUNTS PAYABLE ..........................................................       860,715
                                                                              -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................   $96,740,981
                                                                              ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996


                                                                1996
                                                            ------------

INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...............   $    804,126
   Mortality, expense and administration charges (note 2)       (502,691)
                                                            ------------
      Net investment activity ...........................        301,435
                                                            ------------

   Proceeds from mutual fund shares sold ................     76,703,639
   Cost of mutual fund shares sold ......................    (75,779,842)
                                                            ------------
      Realized gain (loss) on investments ...............        923,797
   Change in unrealized gain (loss) on investments ......      2,494,576
                                                            ------------
      Net gain (loss) on investments ....................      3,418,373
                                                            ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations ............      3,719,808
                                                            ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ......     95,174,558
   Redemptions ..........................................     (2,157,551)
   Adjustments to maintain reserves .....................          4,166
                                                            ------------
         Net equity transactions ........................     93,021,173
                                                            ------------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...................     96,740,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............           --
                                                            ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $ 96,740,981
                                                            ============





See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

   (b) The Contracts

      Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      Contract owners in either the accumulation or payout phase may invest in the following:

         Portfolio of Dreyfus Variable Investment Fund (Dreyfus);
            Dreyfus - Growth andIncome Portfolio (DryGroInc)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman);
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCI Value (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR)
            Van Eck - Worldwide Bond Fund (VEWrldBd)
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);
            Van Kampen American Capital - Real Estate Securities Fund
            (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds except the Dreyfus - Growth andIncome Portfolio and the TCI Portfolios - TCI Value. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

      The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Feb. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1996.

Contract owners' equity represented by:                          UNITS     UNIT VALUE
                                                                -------    ----------
   The Dreyfus Socially Responsible Growth Fund, Inc.:
      Tax qualified ...................................         10,096    $ 11.402663   $   115,121
      Non-tax qualified ...............................         29,501      11.402663       336,390

   Dreyfus Stock Index Fund:
      Tax qualified ...................................         64,418      11.644617       750,123
      Non-tax qualified ...............................        189,227      11.644617     2,203,476

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ...................................        320,026      10.958584     3,507,032
      Non-tax qualified ...............................        682,976      10.958584     7,484,450

   Fidelity VIP - Growth Portfolio:
      Tax qualified ...................................        230,586      11.057399     2,549,681
      Non-tax qualified ...............................        910,947      11.057399    10,072,704

   Fidelity VIP - High Income Portfolio:
      Tax qualified ...................................        291,879      10.970108     3,201,944
      Non-tax qualified ...............................        245,978      10.970108     2,698,405

   Fidelity VIP - Overseas Portfolio:
      Tax qualified ...................................         36,697      10.915770       400,576
      Non-tax qualified ...............................         95,229      10.915770     1,039,498

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified ...................................         38,401      11.029343       423,538
      Non-tax qualified ...............................         63,564      11.029343       701,069

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified ...................................        255,409      11.815914     3,017,891
      Non-tax qualified ...............................        400,821      11.815914     4,736,066

   Nationwide SAT - Capital Appreciation Fund:
      Tax qualified ...................................         89,481      11.899746     1,064,801
      Non-tax qualified ...............................         71,846      11.899746       854,949

   Nationwide SAT - Government Bond Fund:
      Tax qualified ...................................         30,956      10.149155       314,177
      Non-tax qualified ...............................         97,767      10.149155       992,252

   Nationwide SAT - Money Market Fund:
      Tax qualified ...................................        283,411      10.326243     2,926,571
      Non-tax qualified ...............................        628,692      10.326243     6,492,026

   Nationwide SAT - Small Company Fund:
      Tax qualified ...................................         49,485      12.152247       601,354
      Non-tax qualified ...............................         69,854      12.152247       848,883

   Nationwide SAT - Total Return Fund:
      Tax qualified ...................................         32,415      11.639579       377,297
      Non-tax qualified ...............................         57,403      11.639579       668,147

   Neuberger & Berman - Growth Portfolio:
      Tax qualified ...................................          7,597      10.469935        79,540
      Non-tax qualified ...............................         50,629      10.469935       530,082

   Neuberger & Berman - Limited Maturity Bond Portfolio:
      Tax qualified ...................................        123,635      10.209208     1,262,215
      Non-tax qualified ...............................        274,872      10.209208     2,806,225

   Neuberger & Berman - Partners Portfolio:
      Tax qualified ...................................        177,265      12.248582     2,171,245
      Non-tax qualified ...............................        214,292      12.248582     2,624,773

Oppenheimer - Bond Fund:
   Tax qualified ...............................         55,343           10.288722        569,409
   Non-tax qualified ...........................        152,075           10.288722      1,564,657

Oppenheimer - Global Securities Fund:
   Tax qualified ...............................         40,161           11.201956        449,882
   Non-tax qualified ...........................         75,124           11.201956        841,536

Oppenheimer - Multiple Strategies Fund:
   Tax qualified ...............................          6,127           11.129020         68,188
   Non-tax qualified ...........................         34,052           11.129020        378,965

Strong Special Fund II, Inc.:
   Tax qualified ...............................        312,712           11.319705      3,539,808
   Non-tax qualified ...........................        302,280           11.319705      3,421,720

Strong VIF - Strong Discovery Fund II:
   Tax qualified ...............................         27,130            9.903046        268,670
   Non-tax qualified ...........................         55,312            9.903046        547,757

Strong VIF - Strong International Stock Fund II:
   Tax qualified ...............................         61,841           10.462103        646,987
   Non-tax qualified ...........................        154,841           10.462103      1,619,962

TCI Portfolios - TCI Balanced:
   Tax qualified ...............................         13,228           10.871600        143,810
   Non-tax qualified ...........................         35,163           10.871600        382,278

TCI Portfolios - TCI Growth:
   Tax qualified ...............................         46,612            9.371161        436,809
   Non-tax qualified ...........................         83,063            9.371161        778,397

TCI Portfolios - TCI International:
   Tax qualified ...............................         27,097           11.142834        301,937
   Non-tax qualified ...........................         77,343           11.142834        861,820

Van Eck - Gold and Natural Resources Fund:
   Tax qualified ...............................         22,227           10.132333        225,211
   Non-tax qualified ...........................         48,531           10.132333        491,732

Van Eck - Worldwide Bond Fund:
   Tax qualified ...............................         39,599           10.189870        403,509
   Non-tax qualified ...........................         36,398           10.189870        370,891

Van Eck - Worldwide Emerging Markets Fund:
   Non-tax qualified ...........................            750           10.077496          7,558

Van Kampen American Capital-Real Estate
Securities Fund:
   Tax qualified ...............................         63,345           13.626341        863,161
   Non-tax qualified ...........................         65,843           13.626341        897,199

Warburg Pincus - International Equity Portfolio:
   Tax qualified ...............................        113,387           10.450529      1,184,954
   Non-tax qualified ...........................        278,224           10.450529      2,907,588

Warburg Pincus - Post Venture Capital Portfolio:
   Non-tax qualified ...........................            726           10.163437          7,379

Warburg Pincus - Small Company Growth Portfolio:
   Tax qualified ...............................        104,843           11.231071      1,177,499
   Non-tax qualified ...........................        314,236           11.231071      3,529,207
                                                        -------           ---------      ---------
                                                                                       $96,740,981
                                                                                       ===========


--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                        NATIONWIDE VA SEPARATE ACCOUNT-B
                       TAX QUALIFIED and NON-TAX QUALIFIED
                        SCHEDULE OF CHANGES IN UNIT VALUE
          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                    DrySRGro       DryStkix       FidVIPEI      FidVIPGr       FidVIPHI       FidVIPOv
                                    --------       --------       --------      --------       --------       --------
1996
   Beginning unit value - Feb. 1   $10.000000      10.000000      10.000000     10.000000      10.000000     10.000000
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .492388        .415384        .448815       .702576        .889968       .240688
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.050316       1.370272        .646554       .496044        .218835       .812340
----------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.140041)      (.141039)      (.136785)     (.141221)      (.138695)     (.137258)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $11.402663      11.644617      10.958584     11.057399      10.970108     10.915770
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        14%            16%            10%           11%            10%            9%
======================================================================================================================


                                     FidVIPAM       FidVIPCon     NSATCapAp    NSATGvtBd
                                     --------       ---------     ---------    ---------
1996
   Beginning unit value - Feb. 1     10.000000      10.000000    10.000000     10.000000
----------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .642372        .093123      .495879       .615172
----------------------------------------------------------------------------------------
   Unrealized gain (loss)              .524178       1.865417     1.546079      (.335408)
----------------------------------------------------------------------------------------
   Contract charges                   (.137207)      (.142626)    (.142212)     (.130609)
----------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       11.029343      11.815914    11.899746     10.149155
----------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         10%            18%          19%            1%
========================================================================================

* This is not an annualized rate of return as it is the change for the period indicated.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                       TAX QUALIFIED and NON-TAX QUALIFIED

                        SCHEDULE OF CHANGES IN UNIT VALUE

          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                    NSATMyMkt    NSATSmCo   NSATTotRe    NBAMTGro    NBAMTLMat   NBAMTPart     OppBdFd   OppGLSec
                                    ---------    --------   ---------    --------    ---------   ---------     -------   --------
1996
   Beginning unit value - Feb. 1   $10.000000   10.000000   10.000000   10.000000    10.000000   10.000000   10.000000  10.000000
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                     .460992     .117127     .645040     .882507      .835242     .390600     .638603    .000000
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000    2.186677    1.135114    (.278131)    (.493540)   2.002277    (.217537)  1.340389
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.134749)   (.151557)   (.140575)   (.134441)    (.132494)   (.144295)   (.132344)  (.138433)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.326243   12.152247   11.639579   10.469935    10.209208   12.248582   10.288722  11.201956
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
    in unit value*                          3%         22%         16%          5%           2%         22%          3%        12%
=================================================================================================================================


                                      OppMult    St.Spec2     StDisc2  StintStk2
                                      -------    --------     -------  ---------
1996
   Beginning unit value - Feb. 1    10.000000   10.000000  10.000000    10.000000
---------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                     .742762     .456697    2.028193     .047861
---------------------------------------------------------------------------------
   Unrealized gain (loss)             .524984    1.002196   (1.996989)    .552209
---------------------------------------------------------------------------------
   Contract charges                  (.138726)   (.139188)   (.128158)   (.137967)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31      11.129020   11.319705    9.903046   10.462103
---------------------------------------------------------------------------------
   Percentage increase (decrease)
    in unit value*                         11%         13%         (1)%         5%
=================================================================================

  * This is not an annualized rate of return as it is the change for the period indicated.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                       TAX QUALIFIED and NON-TAX QUALIFIED
                        SCHEDULE OF CHANGES IN UNIT VALUE
          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                                TCIBal       TCIGro       TCIint     VEGoldNR     VEWrldBd   VEWrldEMkt
                                                ------       ------       ------     --------     --------   ----------
1996
   Beginning unit value - Feb. 1            $10.000000    10.000000    10.000000    10.000000    10.000000    10.000000
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .464101     1.113558      .234571      .184293      .274473      .000000
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .544727    (1.611001)    1.046291      .078725      .047392      .080691
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.137228)    (.131396)    (.138028)    (.130685)    (.131995)    (.003195)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.871600     9.371161    11.142834    10.132333    10.189870    10.077496
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                              9%         (6)%          11%           1%           2%        1%(b)
=======================================================================================================================



                                          VKACRESec      WPlntEq    WPPVenCap    WPSmCoGr
                                          ---------      -------    ---------    --------
1996
   Beginning unit value - Feb. 1          10.000000    10.000000    10.000000   10.000000
-----------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .262264      .203841      .000000     .000000
-----------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.509141      .382585      .166644    1.376228
-----------------------------------------------------------------------------------------
   Contract charges                        (.145064)    (.135897)    (.003207)   (.145157)
-----------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            13.626341    10.450529    10.163437   11.231071
-----------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          36%           5%        2%(b)         12%
==========================================================================================

  *  An annualized rate of return cannot be determined as:
      (a)This is the change for the period indicated; and
      (b)This investment option was not being utilized for the entire period indicated.




See note 3.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1996, and the related statement of operations and changes in contract owners' equity and schedule of changes in unit value for the period February 1, 1996 (commencement of operations) through December 31, 1996. These financial statements and schedule of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedule of changes in unit value based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and schedule of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedule of changes in unit value for the period February 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997


--------------------------------------------------------------------------------
                                       15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                              Bulk Rate
                                                            U.S. Postage
                                                                PAID
                                                           Columbus, Ohio
                                                           Permit No. 521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company